Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Comprehensive Income
Net Income	$ 12	$ 1,337
Other Comprehensive Income
Unrealized gains (losses) on securities during the period	(1,434)	(504)
Less: reclassification adjustment for gains included in securities gains in the Consolidated Statement of Income	(47)	(16)
Other Comprehensive Income (Loss) before tax	(1,481)	(520)
Income tax expense (benefit) related to other comprehensive income (loss)	(503)	(177)
Other Comprehensive Income (Loss)	(978)	(343)
Comprehensive Income (loss)	$ (966)	$ 994